SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 27, 2013	Dec. 31, 2012	Dec. 17, 2013	Aug. 31, 2012 Steinhardt Capital Investors, LLLP	Dec. 31, 2012 Warrant	Mar. 31, 2014 Common Stock	Dec. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Apr. 30, 2009 US Treasury with TARP Capital Purchase Program Preferred Stock Series A	Dec. 31, 2012 US Treasury with TARP Capital Purchase Program Warrant	Jun. 30, 2014 US Treasury with TARP Capital Purchase Program Warrant	Dec. 31, 2013 US Treasury with TARP Capital Purchase Program Warrant	Dec. 31, 2012 US Treasury with TARP Capital Purchase Program Warrant
Participation in the TARP Capital Purchase Program
Previously announced rights offering amount				$ 7,000,000
Shares issued				2,140,123			37,125	2,140,123	11,000
Issuance of common stock		11,506,000		11,506,000
Repurchase of common stock warrants issued											379,310	379,310
Purchase of common stock warrants		1,300,000			1,300,000					1,300,000			1,300,000
Number of shares repurchased						13,700	55,594
Number of shares authorized to be repurchased	600,000
Number of additional shares authorized to be repurchased			$ 600,000